Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1) ($)	CAP to CEO(3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(2) ($)	Average CAP to Non-CEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(6) ($B)	EBIT- adjusted(7) ($B)
					TSR(4) ($)	Peer Group TSR(5) ($)
2024	29,496,637	65,519,064	12,772,607	20,502,315	152	183	5.963	14.934
2023	27,847,405	21,715,743	15,245,310	12,490,596	102	170	9.840	12.357
2022	28,979,570	(16,991,516)	10,539,930	(2,724,335)	94	128	9.708	14.474
2021	29,136,780	76,096,506	9,982,519	19,443,928	164	188	9.945	14.295
2020	23,657,987	45,185,399	6,632,869	5,817,820	116	151	6.321	9.710

Company Selected Measure Name	EBIT-adjusted
PEO Total Compensation Amount	$ 29,496,637	$ 27,847,405	$ 28,979,570	$ 29,136,780	$ 23,657,987
PEO Actually Paid Compensation Amount	$ 65,519,064	21,715,743	(16,991,516)	76,096,506	45,185,399
Adjustment To PEO Compensation, Footnote

	2024		2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
SCT Total	29,496,637	12,772,607	27,847,405	15,245,310	28,979,570	10,539,930	29,136,780	9,982,519	23,657,987	6,632,869
Less: Change in Actuarial Present Value Reported in the “Change in Pension Value and NQ Deferred Compensation Earnings” Column of the SCT	—	—	—	(5,554)	—	—	—	—	(423,608)	(141,675)
Plus: Service Cost for Pension Plans	—	—	—	—	—	—	—	—	—	149
Less: Amount Reported in the “Stock Awards” Column of the SCT	(19,500,028)	(9,735,018)	(14,625,000)	(10,139,445)	(14,625,000)	(5,470,294)	(14,582,198)	(5,069,059)	(13,093,722)	(3,793,686)

	2024		2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Plus: Year-end Fair Value of Outstanding and Unvested Stock Awards Granted in the Covered Year	31,206,150	11,962,345	11,941,185	8,866,850	8,629,590	3,227,799	18,914,281	6,574,982	18,050,565	3,545,877
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	20,123,276	7,028,593	(5,416,604)	(1,411,612)	(25,258,220)	(7,683,634)	25,646,494	5,307,302	10,087,483	768,879
Change in Fair Value of Stock Awards that Vested in the Covered Year	465,889	557,210	3,397,165	583,155	(4,942,601)	(732,230)	5,626,432	646,960	(847,866)	(1,522)
Less: Fair Value of Stock Awards Forfeited During the Covered Year	—	(3,150,411)	—	—	—	—	—	—	—	(1,617,289)
Less: Amount Reported in the “Option Awards” Column of the SCT	—	—	(4,875,013)	(1,796,486)	(4,875,010)	(1,823,438)	(3,937,507)	(1,368,752)	(3,750,002)	(974,378)
Plus: Year-end Fair Value of Outstanding and Unvested Option Awards Granted in the Covered Year	—	—	3,155,717	1,162,910	2,584,980	966,880	3,694,210	1,284,177	10,379,470	1,434,466
Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years	3,374,009	973,138	(774,417)	(213,916)	(5,055,582)	(1,267,702)	6,628,520	1,281,139	2,881,004	231,707
Change in Fair Value of Option Awards that Vested in the Covered Year	353,131	93,851	1,065,305	199,384	(2,429,243)	(481,646)	4,969,494	804,660	(1,755,912)	(177,797)
Less: Fair Value of Option Awards Forfeited During the Covered Year	—	—	—	—	—	—	—	—	—	(89,780)
CAP Total	65,519,064	20,502,315	21,715,743	12,490,596	(16,991,516)	(2,724,335)	76,096,506	19,443,928	45,185,399	5,817,820

Non-PEO NEO Average Total Compensation Amount	$ 12,772,607	15,245,310	10,539,930	9,982,519	6,632,869
Non-PEO NEO Average Compensation Actually Paid Amount	$ 20,502,315	12,490,596	(2,724,335)	19,443,928	5,817,820
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
SCT Total	29,496,637	12,772,607	27,847,405	15,245,310	28,979,570	10,539,930	29,136,780	9,982,519	23,657,987	6,632,869
Less: Change in Actuarial Present Value Reported in the “Change in Pension Value and NQ Deferred Compensation Earnings” Column of the SCT	—	—	—	(5,554)	—	—	—	—	(423,608)	(141,675)
Plus: Service Cost for Pension Plans	—	—	—	—	—	—	—	—	—	149
Less: Amount Reported in the “Stock Awards” Column of the SCT	(19,500,028)	(9,735,018)	(14,625,000)	(10,139,445)	(14,625,000)	(5,470,294)	(14,582,198)	(5,069,059)	(13,093,722)	(3,793,686)

	2024		2023		2022		2021		2020
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Plus: Year-end Fair Value of Outstanding and Unvested Stock Awards Granted in the Covered Year	31,206,150	11,962,345	11,941,185	8,866,850	8,629,590	3,227,799	18,914,281	6,574,982	18,050,565	3,545,877
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	20,123,276	7,028,593	(5,416,604)	(1,411,612)	(25,258,220)	(7,683,634)	25,646,494	5,307,302	10,087,483	768,879
Change in Fair Value of Stock Awards that Vested in the Covered Year	465,889	557,210	3,397,165	583,155	(4,942,601)	(732,230)	5,626,432	646,960	(847,866)	(1,522)
Less: Fair Value of Stock Awards Forfeited During the Covered Year	—	(3,150,411)	—	—	—	—	—	—	—	(1,617,289)
Less: Amount Reported in the “Option Awards” Column of the SCT	—	—	(4,875,013)	(1,796,486)	(4,875,010)	(1,823,438)	(3,937,507)	(1,368,752)	(3,750,002)	(974,378)
Plus: Year-end Fair Value of Outstanding and Unvested Option Awards Granted in the Covered Year	—	—	3,155,717	1,162,910	2,584,980	966,880	3,694,210	1,284,177	10,379,470	1,434,466
Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years	3,374,009	973,138	(774,417)	(213,916)	(5,055,582)	(1,267,702)	6,628,520	1,281,139	2,881,004	231,707
Change in Fair Value of Option Awards that Vested in the Covered Year	353,131	93,851	1,065,305	199,384	(2,429,243)	(481,646)	4,969,494	804,660	(1,755,912)	(177,797)
Less: Fair Value of Option Awards Forfeited During the Covered Year	—	—	—	—	—	—	—	—	—	(89,780)
CAP Total	65,519,064	20,502,315	21,715,743	12,490,596	(16,991,516)	(2,724,335)	76,096,506	19,443,928	45,185,399	5,817,820

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR Performance

¢	CAP to CEO	¢	Avg. CAP to Non-CEO NEOs	Co. TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income	CAP vs. Net Income and EBIT-adjusted

¢	CAP to CEO	¢	Avg. CAP to Non-CEO NEOs	Net Income	EBIT-adj

Compensation Actually Paid vs. Company Selected Measure	CAP vs. Net Income and EBIT-adjusted

¢	CAP to CEO	¢	Avg. CAP to Non-CEO NEOs	Net Income	EBIT-adj

Total Shareholder Return Vs Peer Group	CAP vs. TSR Performance

¢	CAP to CEO	¢	Avg. CAP to Non-CEO NEOs	Co. TSR	Peer Group TSR

Tabular List, Table

Tabular List of Most-Important Measures
EBIT-adjusted
EBIT-adjusted Margin
Relative TSR

Total Shareholder Return Amount	$ 152	102	94	164	116
Peer Group Total Shareholder Return Amount	183	170	128	188	151
Net Income (Loss)	$ 5,963,000,000	$ 9,840,000,000	$ 9,708,000,000	$ 9,945,000,000	$ 6,321,000,000
Company Selected Measure Amount	14,934,000,000	12,357,000,000	14,474,000,000	14,295,000,000	9,710,000,000
PEO Name	Ms. Barra
Measure:: 1
Pay vs Performance Disclosure
Name	EBIT-adjusted
Measure:: 2
Pay vs Performance Disclosure
Name	EBIT-adjusted Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (423,608)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,500,028)	(14,625,000)	(14,625,000)	(14,582,198)	(13,093,722)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested , Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,206,150	11,941,185	8,629,590	18,914,281	18,050,565
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,123,276	(5,416,604)	(25,258,220)	25,646,494	10,087,483
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	465,889	3,397,165	(4,942,601)	5,626,432	(847,866)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,875,013)	(4,875,010)	(3,937,507)	(3,750,002)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,155,717	2,584,980	3,694,210	10,379,470
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,374,009	(774,417)	(5,055,582)	6,628,520	2,881,004
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,131	1,065,305	(2,429,243)	4,969,494	(1,755,912)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(5,554)	0	0	(141,675)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	149
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,735,018)	(10,139,445)	(5,470,294)	(5,069,059)	(3,793,686)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested , Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,962,345	8,866,850	3,227,799	6,574,982	3,545,877
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,028,593	(1,411,612)	(7,683,634)	5,307,302	768,879
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	557,210	583,155	(732,230)	646,960	(1,522)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,150,411)	0	0	0	(1,617,289)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,796,486)	(1,823,438)	(1,368,752)	(974,378)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,162,910	966,880	1,284,177	1,434,466
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	973,138	(213,916)	(1,267,702)	1,281,139	231,707
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,851	199,384	(481,646)	804,660	(177,797)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (89,780)